Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

21. Segment Information

The Company’s Chief Executive Officer, who has been identified as the chief operating decision maker (“CODM”), reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. Accordingly, the Company's CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.

21. Segment Information (Continued)

The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Revenues	35,376,996	38,418,915	44,280,720
Less:
Line-haul transportation cost	12,480,170	13,591,627	13,966,446
Sorting hub cost	7,845,491	8,253,522	9,163,784
Freight forwarding cost	1,137,140	854,533	828,270
Cost of accessories sold	463,448	513,391	651,729
Other costs	4,411,472	3,543,316	5,953,399
Selling, general and administrative excluding Share-based compensation expense	1,898,392	2,170,277	2,371,325
Share-based compensation expense	178,980	254,976	318,692
Loss/(gain) on disposal of equity investees, subsidiaries and others	(69,598)	(5,485)	10,518
Impairment of investment in equity investees	26,328	—	931,367
Other segment items(1)	346,207	488,301	1,197,595
Net income	6,658,966	8,754,457	8,887,595
(1)

Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.

Substantially all of the Company’s revenues for the years ended December 31, 2022, 2023 and 2024 were generated from the PRC. As of December 31, 2023 and 2024, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments information are presented.